Note 11. Long-Term Debt (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
As of October 31	Maturity			2012	2011
Total long-term debt	2013	to	2015	$43,331	$44,330
Current portion of long-term debt				(4,190)	(4,156)
Long-term debt				$39,141	$40,174

Schedule of Maturities of Long-term Debt [Table Text Block]
2013	$4,190
2014	4,156
2015	34,985
2016	-
2017	-
Thereafter	-
$43,331